INCOME TAXES - PROVISION FOR INCOME TAXES ON CONTINUING OPERATIONS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
CURRENT TAX EXPENSE
U.S. federal	$ 1,809	$ 2,154	$ 1,619
International	1,188	1,616	1,268
U.S. state and local	266	295	229
Current Income Tax Expense (Benefit), Total	3,263	4,065	3,116
DEFERRED TAX EXPENSE
U.S. federal	205	253	595
International and other	(76)	(217)	22
Total Deferred Income Tax Expense (Benefit), Total	129	36	617
TOTAL TAX EXPENSE	$ 3,392	$ 4,101	$ 3,733